RECEIVABLES (Details 7) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013 item	Sep. 30, 2012 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Retail and finance lease
Troubled Debt Restructurings
Number of contracts	800	1,100	1,100	2,500
Pre-modification value	$ 21,277	$ 37,360	$ 40,364	$ 82,700
Post-modification value	18,839	34,833	37,850	53,300
Number of cases in which the court has determined the concession	540	632	609
Pre-modification value for cases in which the court has determined the concession	9,190	11,568	11,276
Post-modification value for cases in which the court has determined the concession	7,579	9,853	9,521
Wholesale
Troubled Debt Restructurings
Number of contracts	3	5	4	5
Pre-modification value	1,026	21,623	3,379	15,000
Post-modification value	$ 775	$ 20,274	$ 1,529	$ 15,000